UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     March 31, 2011

Check here if Amendment [ ]                        Amendment Number: ____

Institutional Investment Manager Filing this Report:

Name:      Bluefin Investment Management LLC

Address:   1235 Westlakes Drive, Suite 130
           Berwyn, PA 19312

Form 13F File Number:  28-13813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott Burney

Title:    Member

Phone:   (610) 540-0019

Signature, Place, and Date of Signing:

/s/ Scott Burney          Berwyn, PA             May 12, 2011
----------------         -------------        -----------------
  [Signature]            [City, State]             [Date]


Report Type:

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT


                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               None
                                                 ----
Form 13F Information Table Entry Total:            34
                                                 ----
Form 13F Information Table Value Total:     $ 232,776 (in thousands)
                                            ------------------------

List of Other Included Managers:

None


                                   Title of              Value   Shr/PRN    SH/  Put/  Investment   Other         Voting Auth
Name of Issuer                      Class      CUSIP    (x1000)   Amount    PRN  Call  Discretion  Managers    Sole   Shared Other
---------------------------------  --------  ---------  -------  ---------  ---  ----  ----------  --------  -------- ------ -----
ANAREN INC                         Common    032744104   3,926     195,300  SH            Sole                195,300
AVAGO TECHNOLOGIES LTD             Common    Y0486S104   9,877     317,600  SH            Sole                317,600
BLACKBOARD INC                     Common    091935502   7,984     220,300  SH            Sole                220,300
BODY CENT CORP                     Common    09689U102   8,058     346,900  SH            Sole                346,900
BUCKLE INC                         Common    118440106   5,357     132,600  SH            Sole                132,600
CHECK POINT SOFTWARE TECH LTD      Common    M22465104  10,016     196,200  SH            Sole                196,200
CINEMARK HOLDINGS INC              Common    17243V102   7,922     409,400  SH            Sole                409,400
COGNIZANT TECHNOLOGY SOLUTI        CL A      192446102   4,021      49,400  SH            Sole                 49,400
CONVIO INC                         Common    21257W105   3,451     297,500  SH            Sole                297,500
CORRECTIONS CORP AMER NEW          Common    22025Y407   7,303     299,300  SH            Sole                299,300
DEXCOM INC                         Common    252131107   7,000     451,000  SH            Sole                451,000
DIGITALGLOBE INC                   Common    25389M877  11,178     398,800  SH            Sole                398,800
EXPRESS SCRIPTS INC                Common    302182100   5,077      91,300  SH            Sole                 91,300
GEN-PROBE INC NEW                  Common    36866T103   5,899      88,900  SH            Sole                 88,900
GEO GROUP INC                      Common    36159R103   8,015     312,600  SH            Sole                312,600
GEOEYE INC                         Common    37250W108   3,380      81,300  SH            Sole                 81,300
HEARTLAND EXPRESS INC              Common    422347104   7,778     443,400  SH            Sole                443,400
INSULET CORP                       Common    45784P101   7,749     375,800  SH            Sole                375,800
INTERNAP NETWORK SVCS CORP         Common    45885A300   4,424     673,400  SH            Sole                673,400
LOGMEIN INC                        Common    54142L109   4,937     117,100  SH            Sole                117,100
MASIMO CORP                        Common    574795100  12,459     376,400  SH            Sole                376,400
MOBILE MINI INC                    Common    60740F105   4,035     168,000  SH            Sole                168,000
NUVASIVE INC                       Common    670704105   5,155     203,600  SH            Sole                203,600
OMNIVISION THECHNOLOGIES INC       Common    682128103   4,058     114,200  SH            Sole                114,200
REALD INC                          Common    75604L105  13,852     506,300  SH            Sole                506,300
SS&C TECHNOLOGIES HLDGS INC        Common    78467J100   9,132     447,200  SH            Sole                447,200
SXC HEALTH SOLUTIONS CORP          Common    78505P100   5,573     101,700  SH            Sole                101,700
THORATEC CORP                      Common    885175307   6,031     232,600  SH            Sole                232,600
ULTA SALON COSMETICS & FRAG I      Common    90384S303   5,862     121,800  SH            Sole                121,800
UNITED THERAPEUTICS CORP DEL       Common    91307C102  10,723     160,000  SH            Sole                160,000
UNIVERSAL DISPLAY CORP             Common    91347P105   4,117      74,800  SH            Sole                 74,800
VALUEVISION MEDIA INC              CL A      92047K107   4,081     641,600  SH            Sole                641,600
VERA BRADLEY INC                   Common    92335C106   7,796     184,700  SH            Sole                184,700
WASTE CONNECTIONS INC              Common    941053100   6,550     227,500  SH            Sole                227,500